Property, plant and equipment	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Property, plant and equipment

15.	Property, plant and equipment
15.1.	By class of assets

	Land, buildings and improvement	Equipment and other assets (*)	Assets under construction (**)	Exploration and development costs (***)	Right-of-use assets	Total
Balance at December 31, 2021	2,383	53,126	16,922	35,847	17,052	125,330
Cost	4,080	98,085	25,954	61,906	26,382	216,407
Accumulated depreciation and impairment (****)	(1,697)	(44,959)	(9,032)	(26,059)	(9,330)	(91,077)
Additions	-	442	3,209	9	3,255	6,915
Decommissioning costs - Additions to / review of estimates	-	-	-	11	-	11
Capitalized borrowing costs	-	-	530	-	-	530
Signature Bonuses Transfers (note 16.1)	-	-	-	840	-	840
Write-offs	-	(723)	(963)	(614)	(1,389)	(3,689)
Transfers	65	1,706	(4,095)	2,411	-	87
Transfers to assets held for sale	(13)	(1,857)	(343)	(1,248)	(8)	(3,469)
Depreciation, amortization and depletion	(44)	(2,369)	-	(2,680)	(2,268)	(7,361)
Impairment recognition (note 17)	-	(48)	(18)	(42)	-	(108)
Impairment reversal (note 17)	-	12	2	11	-	25
Cumulative translation adjustment	152	3,661	1,062	2,369	1,064	8,308
Balance at June 30, 2022	2,543	53,950	16,306	36,914	17,706	127,419
Cost	4,308	102,174	25,582	64,420	27,971	224,455
Accumulated depreciation and impairment (****)	(1,765)	(48,224)	(9,276)	(27,506)	(10,265)	(97,036)
Weighted average useful life in years	40 (25 to 50) (except land)	20 (3 to 31)		Units of production method	8 (2 to 47)

	Land, buildings and improvement	Equipment and other assets (*)	Assets under construction (**)	Exploration and development costs (***)	Right-of-use assets	Total
Balance at December 31, 2020	3,043	58,680	15,443	31,166	15,869	124,201
Additions	-	728	2,842	1	1,089	4,660
Decommissioning costs - Additions to / review of estimates	-	-	-	(1)	-	(1)
Capitalized borrowing costs	-	-	478	-	-	478
Write-offs	-	(47)	(167)	(14)	(71)	(299)
Transfers	(23)	779	(2,705)	2,026	(1)	76
Transfers to assets held for sale	-	(1,037)	(159)	(257)	3	(1,450)
Depreciation, amortization and depletion	(56)	(2,009)	-	(2,002)	(2,067)	(6,134)
Impairment recognition	-	(186)	-	(8)	-	(194)
Impairment reversal	-	42	27	19	-	88
Cumulative translation adjustment	145	2,007	587	1,212	538	4,489
Balance at June 30, 2021	3,109	58,957	16,346	32,142	15,360	125,914
Cost	4,744	110,783	28,422	63,540	25,020	232,509
Accumulated depreciation and impairment (****)	(1,635)	(51,826)	(12,076)	(31,398)	(9,660)	(106,595)
(*) It is composed of production platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, and other operating, storage and production plants, including subsea equipment for the production and flow of oil and gas, depreciated based on the units of production method.
(**) See note 21 for assets under construction by operating segment.
(***) It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated with proved reserves and other costs directly associated with the exploration and production of oil and gas (oil and gas production properties).
(****) In the case of land and assets under construction, it refers only to impairment losses.

The right-of-use assets comprise the following underlying assets:

	Platforms	Vessels	Properties	Total
Balance at June 30, 2022	9,850	6,581	1,275	17,706
Cost	13,754	12,434	1,783	27,971
Accumulated depreciation and impairment	(3,904)	(5,853)	(508)	(10,265)
Balance at December 31, 2021	9,840	5,997	1,215	17,052
Cost	13,362	11,267	1,753	26,382
Accumulated depreciation and impairment	(3,522)	(5,270)	(538)	(9,330)

15.2.	Unitization agreements

Petrobras has Production Individualization Agreements (AIP) signed in Brazil with partner companies in E&P consortia. These agreements result in reimbursements payable to (or receivable from) partners regarding expenses and production volumes related to Atapu, Berbigão, Sururu, Albacora Leste, Tartaruga Verde and other fields.

The table below presents changes on the reimbursements payable by Petrobras relating to AIPs submitted for approval by the ANP, presented within trade payables. This estimate reflects the best available estimate of the assumptions used in calculating the calculation base and the sharing of relevant assets in areas to be equalized.

	Jan-Jun/2022	Jan-Jun/2021
Opening balance	364	370
Additions/(Write-offs) on PP&E	(37)	(67)
Other income and expenses	12	54
Cumulative translation adjustments	22	15
Closing balance	361	372

15.3.	Capitalization rate used to determine the amount of borrowing costs eligible for capitalization

The capitalization rate used to determine the amount of borrowing costs eligible for capitalization was the weighted average of the borrowing costs applicable to the borrowings that were outstanding during the period, other than borrowings made specifically for the purpose of obtaining a qualifying asset. For the six-month period ended June 30, 2022, the capitalization rate was 6.56% p.a. (6.08% p.a. for the six-month period ended June 30, 2021).